ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) - USD ($)				1 Months Ended
	Aug. 09, 2021	Jul. 30, 2021	Jun. 17, 2021	Sep. 30, 2025	Jun. 30, 2025	May 31, 2025	Jan. 15, 2026	Oct. 13, 2025	Dec. 04, 2024	Oct. 01, 2024
AGM Tianjin Construction Development Co Ltd [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) [Line Items]
Ownership percentage, noncontrolling								100.00%
KOI Global Ltd. previously known as AGM Software Service LTD(AGM Software) [Member] | Subsequent Event [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) [Line Items]
Ownership percentage, noncontrolling							45.00%
Nanjing Lucun Semiconductor Co Ltd [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) [Line Items]
Cash consideration (in Dollars)			$ 57,450,000
AGM Defi Lab Pte Limited [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) [Line Items]
Ownership percentage, noncontrolling	100.00%	100.00%
AGM Software [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) [Line Items]
Ownership percentage, noncontrolling	45.00%	45.00%
Cash consideration (in Dollars)	$ 170,000	$ 170,000
AGMEnergy Member
ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) [Line Items]
Ownership percentage, noncontrolling										49.00%
AGM Integrated [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) [Line Items]
Ownership percentage, noncontrolling									100.00%
Nanjing Lucun Semiconductor Co Ltd Nanjing Lucun Member
ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) [Line Items]
Ownership percentage, noncontrolling						100.00%
Cash consideration (in Dollars)						$ 57,450,000
Excess of carrying amount (in Dollars)						$ 7,518,052
AGM Tianjin [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) [Line Items]
Ownership percentage, noncontrolling					100.00%
Cash consideration (in Dollars)					$ 5,000
Gain or Loss on disposal (in Dollars)					$ 2,945,723
AGM Beijing [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) [Line Items]
Ownership percentage, noncontrolling					100.00%
Cash consideration (in Dollars)					$ 5,000
Gain or Loss on disposal (in Dollars)					$ 2,945,723
AGM HK Limited [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) [Line Items]
Ownership percentage, noncontrolling				100.00%
Cash consideration (in Dollars)				$ 6,850,000
Gain or Loss on disposal (in Dollars)				$ 13,044,190